Mobile Financial Services activities - Derivatives (Details) - EUR (€) € in Thousands	Dec. 31, 2021	May 11, 2021	Dec. 31, 2020
Disclosure of detailed information about hedges [line items]
Initial nominal value		€ 500,000
Operating segments [member] | Fair value hedges [member] | Portfolio of OATi
Disclosure of detailed information about hedges [line items]
Initial nominal value			€ 20,000
Fair value of derivative designated as hedging instrument			(6,000)
Operating segments [member] | Mobile Finance Services
Disclosure of detailed information about hedges [line items]
Initial nominal value	€ 202,000
Operating segments [member] | Mobile Finance Services | Housing loans and consumer loans portfolio [member]
Disclosure of detailed information about hedges [line items]
Initial nominal value	679,000
Operating segments [member] | Mobile Finance Services | Fungible treasury Bonds [member] | Later than one year and not later than five years [member]
Disclosure of detailed information about hedges [line items]
Initial nominal value	10,000
Operating segments [member] | Mobile Finance Services | Fungible treasury Bonds [member] | Later than five years [member]
Disclosure of detailed information about hedges [line items]
Fair value of derivative not designated as hedging instrument	(400)
Operating segments [member] | Mobile Finance Services | Negotiable Debt
Disclosure of detailed information about hedges [line items]
Initial nominal value			10,000
Fair value of derivative not designated as hedging instrument	(250)
Operating segments [member] | Mobile Finance Services | Trading swaps [member]
Disclosure of detailed information about hedges [line items]
Initial nominal value	28,000
Operating segments [member] | Mobile Finance Services | Fair value hedges [member]
Disclosure of detailed information about hedges [line items]
Initial nominal value	5,000
Fair value of derivative designated as hedging instrument	(300)
Operating segments [member] | Mobile Finance Services | Fair value hedges [member] | Housing loans and consumer loans portfolio [member]
Disclosure of detailed information about hedges [line items]
Fair value of derivative designated as hedging instrument	(70)
Operating segments [member] | Mobile Finance Services | Fair value hedges [member] | Housing loans and consumer loans portfolio [member] | Not later than one year [member]
Disclosure of detailed information about hedges [line items]
Initial nominal value	4,000
Operating segments [member] | Mobile Finance Services | Fair value hedges [member] | Housing loans and consumer loans portfolio [member] | Later than one year and not later than five years [member]
Disclosure of detailed information about hedges [line items]
Initial nominal value	210,000
Operating segments [member] | Mobile Finance Services | Fair value hedges [member] | Housing loans and consumer loans portfolio [member] | Later than five years [member]
Disclosure of detailed information about hedges [line items]
Fair value of derivative designated as hedging instrument	465,000
Operating segments [member] | Mobile Finance Services | Fair value hedges [member] | French inflation-indexed fungible treasury bonds [member]
Disclosure of detailed information about hedges [line items]
Initial nominal value	210,000
Fair value of derivative designated as hedging instrument			€ (39,000)
Operating segments [member] | Mobile Finance Services | Fair value hedges [member] | Fungible treasury Bonds [member]
Disclosure of detailed information about hedges [line items]
Initial nominal value	150,000
Operating segments [member] | Mobile Finance Services | Fair value hedges [member] | Fungible treasury Bonds [member] | Not later than one year [member]
Disclosure of detailed information about hedges [line items]
Initial nominal value	26,000
Operating segments [member] | Mobile Finance Services | Fair value hedges [member] | European inflation-indexed fungible treasury bonds [member]
Disclosure of detailed information about hedges [line items]
Fair value of derivative designated as hedging instrument	300
Operating segments [member] | Mobile Finance Services | Fair value hedges [member] | European inflation-indexed fungible treasury bonds [member] | Later than one year and not later than five years [member]
Disclosure of detailed information about hedges [line items]
Initial nominal value	24,000
Operating segments [member] | Mobile Finance Services | Fair value hedges [member] | Trading swaps [member]
Disclosure of detailed information about hedges [line items]
Initial nominal value	18,000
Operating segments [member] | Mobile Finance Services | Cash flow hedges [member]
Disclosure of detailed information about hedges [line items]
Initial nominal value	218,000
Fair value of derivative designated as hedging instrument	0
Operating segments [member] | Mobile Finance Services | Cash flow hedges [member] | Not later than one year [member]
Disclosure of detailed information about hedges [line items]
Initial nominal value	135,000
Operating segments [member] | Mobile Finance Services | Cash flow hedges [member] | Later than one year and not later than five years [member]
Disclosure of detailed information about hedges [line items]
Initial nominal value	€ 83,000